RECENT DEVELOPMENTS AND OTHER INFORMATION - Narrative - RUMO (Details 1) - Rumo [member] R$ in Thousands	May 28, 2024 BRL (R$) Installments	Apr. 30, 2024 BRL (R$)	Mar. 25, 2024 BRL (R$) MT	Dec. 20, 2023
Rumo S.A. [member] | Elevacoes Portuarias S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Shareholding percentage		20.00%
Rumo S.A. [member] | Empresa Brasileira de Terminais Portuários S.A
RECENT DEVELOPMENTS AND OTHER INFORMATION
Investment property under construction or development			R$ 2,500,000
Rumo S.A. [member] | CHS Agronegócio - Indústria e Comércio Ltda [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Maximum handling capacity of grains and fertilizer per year at port terminal | MT			12.5
Maximum handling capacity of grains per year at port terminal | MT			9
Maximum handling capacity of fertilizer per year at port terminal | MT			3.5
Rumo S.A. [member] | CLI SUL S.A. | Elevacoes Portuarias S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		R$ 168,855
Percentage of outstanding balance of the acquisition financing		20.00%
Rumo S.A. [member] | Corredor Logística e Infraestrutura S.A. | Elevacoes Portuarias S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Shareholding percentage		80.00%
Rumo Malha Norte SA [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Period of tax benefit				10 years
Percentage of reduction under tax benefit				75.00%
Rumo Malha Paulista S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Amount of economic and financial balance of contract to be restored	R$ 1,170,000
Investment in railway network	R$ 500,000
Number of installments for concession agreement | Installments	4
Installments amount falling due of grants concession payable	R$ 167,500